PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 4,712	$ 4,266
Accumulated depreciation	3,732	3,387
Property and equipment, net	980	879
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,322	3,022
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	608	492
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 782	$ 752